Description of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation	Description of the Business and Basis of Presentation
Description of the Business and Basis of Presentation

Triton International Limited ("Triton" or the "Company"), through its subsidiaries, leases intermodal transportation equipment, primarily maritime containers, and provides maritime container management services through a worldwide network of service subsidiaries, third-party depots and other facilities. The majority of the Company's business is derived from leasing its containers to shipping line customers through a variety of long-term and short-term contractual lease arrangements. The Company also sells containers from its equipment leasing fleet as well as containers specifically acquired for resale from third parties. The Company's registered office is located in Bermuda.

The Consolidated Financial Statements and accompanying notes include the accounts of the Company and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain reclassifications have been made to the accompanying prior period financial statements and notes to conform to the current year's presentation.
In connection with the acquisition of the Company by Brookfield Infrastructure through its subsidiary Brookfield Infrastructure Corporation in September 2023 (the "Merger"), the Company cancelled all of its then issued treasury shares on September 28, 2023. The Company recorded the cancellation as a reduction to Additional paid-in capital of $1,203.2 million during the year ended December 31, 2023. Subsequent to the issuance of the December 31, 2024 financial statements, the Company concluded that the reduction should have been recorded to Retained earnings. Accordingly, the Company recorded an out-of-period adjustment between Additional paid-in capital and Accumulated earnings of $1,203.2 million as of March 31, 2025.